CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares, Shareholders' Deficit And Equity Incentive Plan [Abstract]
CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS’ EQUITY AND EQUITY INCENTIVE PLAN
NOTE 10: CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS’ EQUITY AND EQUITY INCENTIVE PLAN

a.	Composition of share capital

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares no par value
Ordinary shares	900,000,000	90,864,662	900,000,000	86,780,082

b.	Ordinary shares:

Ordinary shares shall confer on their shareholders all rights in the Company, including the right to vote on any matter at any general meeting, with each ordinary share having voting power of one vote for one ordinary share, the right to receive notice of any General Meeting, the right to receive dividends and to participate in any distribution of surplus assets and funds in the Company.

On March 4, 2021, the Company's shareholders approved the change of share capital from NIS 0.01 par value to no par-value. All references to ordinary and convertible preferred shares amounts and per share amounts have been retroactively restated to reflect the change in par value as if it had taken place as of the beginning of the earliest period presented.

In connection with the IPO, the Company’s amended and restated articles of association became effective, which authorized the issuance of 900,000,000 ordinary shares, no par value each.

c.	Convertible preferred shares:

In November 2019, the Company entered into a share purchase agreement with certain investors for a total consideration of $45,000. In addition to the initial consideration, the share purchase agreement granted the Company the right to execute additional funding requests up to a total amount of $45,000 for a period of 24 months. As of December 31, 2020 the Company executed additional funding in the aggregate amount of $35,000 out of the available $45,000.

On March 25, 2021 the Company executed an additional funding request in the total amount of $10,000, for which 455,942 preferred F shares of no par value each were issued.

Upon completion of the IPO, all convertible preferred shares outstanding, totaling 59,180,522 shares, were automatically converted into an equivalent number of ordinary shares on a one-to-one basis and their carrying value of $310,490 was reclassified into shareholders’ equity.

d.	Share option plan:

The Company’s equity incentive plans provide for granting share options, RSUs, PSUs and restricted share awards to employees, consultants, officers and directors. Each option granted under the Plan expires no later than 10 years from the date of grant. Options and RSUs vest usually over four years of commencement of employment or services. Any option or RSU which are forfeited or not exercised before expiration, become available for future grants. As of December 31, 2023 an aggregate of 8,992,791 ordinary shares of the Company are still available for future grants.

Share options
A summary of the Company's share option activity under the Plan is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	12,412,197	$8.96	6.93	$49,209
Granted	596,782	$9.11
Forfeited	(802,728)	$18.28
Exercised	(982,717)	$1.9		$7,662
Balance as of December 31, 2023	11,223,534	$8.92	6.17	$37,473

Exercisable options at end of year	8,140,268	$7.47	5.54	$35,597

As of December 31, 2023, there was approximately $19,688 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's share option plan. That cost is expected to be recognized over a weighted-average period of 2.17 years.

The weighted-average grant date fair value of options granted during the years ended December 31, 2023, 2022 and 2021 was $4.23, $7.32 and $13.31, respectively.

The intrinsic value of the options exercised during the years ended December 31, 2023, 2022 and 2021 was $7,662, $12,217 and $25,937, respectively.

As of December 31, 2023 and 2022, there were no outstanding options granted to non-employees.

Under the provisions of ASC 718, the fair value of each option was estimated on the date of grant using the Black & Scholes option valuation model, using the assumptions noted in the following table:

	Year ended December 31,
	2023	2022	2021

Expected volatility	60%-76%	60%	60%
Expected dividend yield	-	-	-
Expected term (in years)	1.44-6.08	5.5-6.98	5-6.55
Risk free interest	3.46%-4.93%	1.98%-3.88%	0.49%-1.06%

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the expected term of the options. The expected volatility of the price of such shares is based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities. The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC No. 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Restricted and performance Share Units

	Number of RSUs	Weighted- Average Grant Date Fair Value Per Share

Balance as of December 31, 2022	6,559,826	$16.23
Granted	4,814,253	$9.44
Forfeited	(2,021,312)	$15.91
Released	(2,510,169)	$15.22
Balance as of December 31, 2023	6,842,598	$11.89

The total grant-date fair value of released RSUs and PSUs during the years ended December 31, 2023, 2022 and 2021 was $38,309, $19,004 and $49, respectively.

As of December 31, 2023, there was approximately $70,706 of unrecognized share-based compensation expense related to unvested RSUs, which is being recognized over a weighted-average period of 2.47 years based on vesting under the award service conditions.

e.	Employee Share Purchase Plan

In June 2021, the Company adopted the ESPP. Generally, all of the Company’s employees are eligible to participate if they are employed by the Company. The Company’s ESPP permits participants to purchase the Company’s ordinary shares through contributions in the form of payroll deductions or otherwise to the extent permitted by the Company, of up to 15% of their eligible compensation (as defined in the ESPP). Amounts contributed and accumulated by the participant will be used to purchase the Company’s ordinary shares at the end of each offering period. The purchase price of the shares will be 85% of the lower of the fair market value of the Company’s ordinary shares on the first trading day of the offering period or on the exercise date. As of December 31, 2023 and 2022, a total of 2,627,628 and 2,161,770 ordinary shares of the Company, respectively, are reserved for issuance under the ESPP.

The Company estimated the fair value of ESPP purchase rights using a Monte-Carlo option pricing model with the following assumptions:

	Year ended December 31,
	2023	2022	2021

Expected volatility	49%-63.8%	77%-91.9%	41%
Expected dividend yield	-	-	-
Expected term (in years)	0.5	0.5	0.57
Risk free interest	4.92%-5.47%	0.46%-2.85%	0.06%

As of December 31, 2023, there was $232 of unrecognized share-based compensation expense related to the ESPP that is expected to be recognized over an average vesting period of 0.2 years.

f.	Share-based compensation expense by award type was as follows:

	Year ended December 31
	2023	2022	2021
Options	$18,392	$20,167	$21,359
RSUs	35,262	27,001	4,842
ESPP	1,803	2,936	1,131
	$55,457	$50,104	$27,332

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2023	2022	2021
Cost of revenues	$2,590	$3,896	$1,804
Research and development	11,041	7,285	3,863
Sales and marketing	17,671	19,126	8,205
General and administrative	24,155	19,797	13,460
	$55,457	$50,104	$27,332